Thrivent Money Market Portfolio Annual Fund Operating Expenses - Thrivent Money Market Portfolio - Class A	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.31%